Note 9 - Segment Data	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
NOTE I - Segment Data

Beginning in 2011, the Company has revised its reporting segments slightly to reclass certain intercompany eliminations against various segments rather than allocating all eliminations to the Corporate and other segment. Accordingly, the 2010 amounts presented within this footnote have been revised to correlate with the 2011 segment methodology.

The Company operates in four segments as shown in the following table.  All segments include both individual and group insurance.  Identifiable revenues, expenses and assets are assigned directly to the applicable segment.  Net investment income, realized gains and losses, and invested assets are generally allocated to the insurance and the corporate segments in proportion to policy liabilities and stockholders' equity, respectively.  Certain assets, such as property and equipment and leased property under capital leases, are allocated between the Administrative and financial services segment and the Corporate and other segment.  Investors Heritage Financial revenue and income associated with credit administrative services is assigned to the Administrative and financial services segment, along with fees relative to third party administrative services.  Any remaining revenue and income is assigned to the Corporate and other segment.  Results for the parent company, Investors Heritage Printing, At Need Funding and Heritage Funding are allocated to the Corporate and other segment.

	2011	2010
	(000's omitted)
Revenue:
Preneed and burial products	$139,261	$45,712
Traditional and universal life products	16,854	11,453
Administrative and financial services	1,536	1,222
Corporate and other	793	1,762
	$158,444	$60,149

Pre-tax income (loss) from operations:
Preneed and burial products	$(741)	$1,673
Traditional and universal life products	857	789
Administrative and financial services	329	299
Corporate and other	38	755
	$483	$3,516

Assets:
Preneed and burial products	$378,882	$282,762
Traditional and universal life products	79,704	69,029
Administrative and financial services	10,771	9,959
Corporate and other	82,488	68,839
	$551,845	$430,589

Amortization and depreciation expense:
Preneed and burial products	$5,023	$4,877
Traditional and universal life products	2,045	834
Administrative and financial services	100	169
Corporate and other	199	182
	$7,367	$6,062

Included in Corporate and other revenue and pre-tax income above and as a component of other income in the consolidated income statement for 2010 is $902,676 of net life insurance proceeds received under a company-owned life insurance policy upon the death of a former member of management.